LIQUIDITY GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 261,372	$ 250,765	$ (213,397)	$ 123,070	$ 512,137	$ (90,327)
Cash and cash equivalents	26,379				26,379		$ 33,248
Working capital deficit	4,860,011				4,860,011
Accumulated loss	$ 13,406,975				$ 13,406,975		$ 12,706,094